Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
General and administrative expenses					$ 3,088,671	$ 1,340,168
Total operating expenses					(3,088,671)	(1,340,168)
Other income (expense):
Change in fair value of subscription loan					(9,105,853)
Interest expense – debt discount					(891,624)	(8,966)
Interest earned on investments held in Trust Account					548,676	5,813,213
Total other (expense) income, net					(9,448,801)	5,804,247
Net income (loss)					(12,537,472)	4,464,079
Aspire Biopharma Inc [Member]
REVENUE
Gross Receipts
Net Revenue
COST OF REVENUE
Cost of goods sold
Total cost of revenue
GROSS PROFIT
OPERATING EXPENSES
General and administrative expenses					940,421	246,895
Research and development					144,356	72,050
Sales and Marketing					126,094	39,644
Total operating expenses					1,210,871	358,589
Other income (expense):
Interest expense – debt discount					(97,988)
Total other (expense) income, net					(97,988)
Net gain/(loss) before income tax provision					(1,308,859)	(358,589)
Provision for Income Taxes					1,013	481
Net income (loss)					$ (1,309,872)	$ (359,070)
Weighted average shares outstanding, basic					507,353,659	481,794,521
Weighted average shares outstanding, diluted					507,353,659	481,794,521
Basic net (loss) income per share					$ (0.003)	$ (0.001)
Diluted net (loss) income per share					$ (0.003)	$ (0.001)
Parent Company [Member]
OPERATING EXPENSES
General and administrative expenses	$ 395,692	$ 86,423	$ 15,469,240	$ 219,227
Research and development	352,887	10,500	615,980	21,000
Sales and Marketing	51,311		271,150	87,666
Total operating expenses	(799,890)	(96,923)	(16,356,370)	(327,893)
Other income (expense):
Interest expense	(527,893)		(817,824)
Interest expense – debt discount			(817,824)
Change in fair value of derivative liability	(289,401)		(384,318)
Loss on extinguishment of debt	(364,109)		(364,109)
Total other (expense) income, net	(1,181,403)		(1,566,251)
Net income (loss)	$ (1,981,293)	$ (96,923)	$ (17,922,621)	$ (327,893)
Common Class A [Member]
Other income (expense):
Weighted average shares outstanding, basic					8,244,188	16,461,668
Weighted average shares outstanding, diluted					8,244,188	16,461,668
Basic net (loss) income per share					$ (1.52)	$ 0.23
Diluted net (loss) income per share					$ (1.52)	$ 0.23
Common Class A [Member] | Parent Company [Member]
Other income (expense):
Weighted average shares outstanding, basic	49,333,662	27,601,374	43,693,010	27,593,513
Weighted average shares outstanding, diluted	49,333,662	27,601,374	43,693,010	27,593,513
Basic net (loss) income per share	$ (0.04)	$ (0.00)	$ (0.41)	$ (0.01)
Diluted net (loss) income per share	$ (0.04)	$ (0.00)	$ (0.41)	$ (0.01)
Common Class B [Member]
Other income (expense):
Weighted average shares outstanding, basic						2,717,466
Weighted average shares outstanding, diluted						2,717,466
Basic net (loss) income per share						$ 0.23
Diluted net (loss) income per share						$ 0.23